SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Details Narrative ) - USD ($)				1 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 14, 2020	Aug. 12, 2019	Jul. 12, 2019	Dec. 26, 2020	Sep. 16, 2020	Jun. 27, 2020	Mar. 27, 2020	Nov. 27, 2019	Oct. 29, 2019	Jun. 29, 2019	Mar. 22, 2019	Dec. 26, 2020	Sep. 26, 2020	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019	Dec. 10, 2019	Dec. 05, 2018	Sep. 27, 2018
Exercise price	$ 0.20										$ 3.72							$ 0.43	$ 5.28	$ 5.28
Conversion price	$ 0.20				$ 0.17
Convertible notes	$ 468,564												$ 32,744,770
Secured convertible notes	$ 5,000,000												$ 6,723,954
Aggregate value						$ 100,000,000										$ 100,000,000
Incremental advance						2,500,000	$ 100,000,000									2,500,000
Incremental replacement warrants issued, amount							135,000,000
Loss on extinguishment of debt							$ 10,706,883									$ 456,830
Debt instrument maturity description							Convertible Facility will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first twelve months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Convertible Facility. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Convertible Facility prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter. The Notes (including all accrued interest and fees thereon) will be convertible, at the option of the holder, into Subordinate Voting Shares at any time prior to the close of business on the last business day immediately preceding the Maturity Date				All Notes will have a maturity date of 36 months from the Closing Date (the “Maturity Date”), with a 12-month extension feature available to the Company on certain conditions, including payment of an extension fee of 1.0% of the principal amount under the outstanding Notes. All Notes will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first 12 months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Notes. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Notes prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter.
Warrant issued																40,455,729
Fair value of warrant issued				$ 650,933
Issuance of subordinate voting share, amount															$ 40,200,000	$ 50,193,938
Amendment fee														$ 834,000
GGP [Member]
Exercise price	$ 0.20	$ 2.95
Conversion price	$ 0.20	$ 1.28
Secured convertible notes	$ 5,000,000						$ 187,500				$ 250,000,000
Debt instrument maturity description	The conversion price for 5.0% of the existing Notes outstanding prior to Tranche 4 and Incremental Advance (including paid-in-kind interest accrued on such Notes), being 5.0% of an aggregate principal amount of $170,729,923, was amended to $0.20 per share.						Company agreed to pay GGP 10% of the existing Notes outstanding prior to Tranche 4, including paid-in-kind interest accrued on such Notes (the “Existing Notes”), or $163,997,255, as a restatement fee (the “Restatement Fee”), of which the first 50% of the Restatement Fee was paid through the issuance of additional Notes in an aggregate principal amount equal to $8,199,863 at a conversion price of $0.26 (the “Restatement Fee Notes”). The remaining 50% of the Restatement Fee, or $8,199,863, will be due upon each Incremental Advance on a pro-rata basis of $87,500,000				Conversion of up to 75% of the then outstanding Notes if the VWAP of the Subordinate Voting Shares (converted to U.S. dollars) is at least $8.00 for any 20 consecutive trading day period, at a conversion price per Subordinate Voting Share equal to $8.00. If 75% of the then outstanding Notes are converted by the Company
Withdrawal of money		$ 125,000,000
Warrant issued	25,000,000
Advance fees, percentage							1.50%
Shares Issued for Debt Issuance Costs		18,750,000
Outstanding debt						25,000,000										$ 25,000,000
Outstanding notes, percentage											25.00%
Cancelled Shares	1,080,255
Warrants replaced	16,875,001
November 1, 2020 [Member]
Loss on extinguishment of debt												$ 943,706
Amount of borrowing under convertible facility				$ 8,000,000								$ 8,000,000		8,000,000
On July 2, 2020[Member] | GGP [Member]
Conversion price													$ 0.28
Secured convertible notes													$ 5,000,000
Loss on extinguishment of debt													$ 10,129,655
Description of Interest													The payment-in-kind feature on the Convertible Facility was also extended, such that 100% of the cash interest due prior to June 2021 will be paid-in-kind and 50% of the cash interest due thereafter will be paid-in-kind.
Description of Amendments Penalty													the Convertible Facility with a 5% prepayment penalty until 2nd anniversary of the Fourth Amendment and 3% prepayment penalty thereafter.
Amendment fee													$ 2,000,000
Description Of Amendments													the conversion price for 52% of the tranches 1 through 3 and the first amendment fee notes outstanding under the Convertible Facility were amended to $0.34 per share
MM CAN USA [Member]
Secured convertible notes											$ 250,000,000
Proceeds from convertible debt											$ 100,000,000
Tranche 4 [Member]
Conversion price							$ 0.26
Withdrawal of money		75,000,000				12,500,000	$ 150,000,000		$ 115,000,000
Amendment description							The maximum funding capacity under the Convertible Facility, as amended on March 27, 2020 is $285,000,000 of which $135,000,000 had been drawn down in prior tranches. The final $25,000,000 is subject to acceptance by the Company.									Upon funding of the Tranche 4 Advance in the amount of $12,500,000 on March 27, 2020, the Company issued 48,076,923 Warrants with an exercise price of $0.26, representing 100% coverage of the Tranche 4 Advance. Additionally, in accordance with the Third Amendment, the Company cancelled 2,700,628 of the 21,605,061 Existing Warrants issued under Tranche 1, Tranche 2 and Tranche 3 and reissued 32,451,923 Replacement Warrants with an exercise price per share equal to $0.26. Upon funding of the Tranche 4 Advance on March 27, 2020, the conversion price for $20,499,657 of the convertible notes, representing 12.5% of each under Tranche 1, Tranche 2 and Tranche 3 was amended to $0.26 per Subordinate Voting Share. Upon funding of the incremental advance in the amount of $2,500,000 on April 24, 2020, the Company issued 9,615,385 warrants with an exercise price of $0.26. In addition, 540,128 Existing Warrants were cancelled and replaced with 6,490,385 warrants with an exercise price of $0.26 in accordance with the Third Amendment.
Shares Issued for Debt Issuance Costs																	$ 0
Tranche 4 [Member] | Maximum [Member]
Exercise price							$ 0.40
Tranche 4 [Member] | Minimum [Member]
Exercise price							$ 0.20
Tranche 3 [Member]
Exercise price			$ 316					$ 1.01			$ 372
Withdrawal of money		$ 50,000,000				10,000,000		$ 10,000,000	10,000,000
Exercise price of additional warrant issued			$ 365					$ 1.17			$ 4.29
Additional Warrant Issued			$ 857,336					$ 1,071,421			$ 42,913,752
Warrant issued			2,967,708					3,708,772
Shares Issued for Debt Issuance Costs																	0
Tranche 2 [Member]
Exercise price			$ 3.16								$ 3.72
Withdrawal of money			$ 25,000,000			25,000,000
Exercise price of additional warrant issued			$ 3.65								$ 4.29
Additional Warrant Issued			$ 857,336								$ 42,913,752
Warrant issued			2,967,708
Shares Issued for Debt Issuance Costs																	0
Tranche 1B [Member]
Withdrawal of money						100,000,000				$ 80,000,000
Tranche 1A [Member]
Withdrawal of money						$ 100,000,000				20,000,000
Tranche 1 [Member]
Exercise price											$ 3.72
Exercise price of additional warrant issued											$ 4.29
Additional Warrant Issued											$ 42,913,752
Warrant issued											10,086,066
Fair value of warrant issued										$ 7,548,720
Issuance of subordinate voting share, shares										1,748,251
Issuance of subordinate voting share, amount										$ 3,979,119
Advance fees, percentage										1.50%
Financing fees										$ 2,276,757
Shares Issued for Debt Issuance Costs																$ 0	$ (3,979,119)
Board of Director [Member]
Principal amount									$ 25,000,000
Financing fees														$ 200,000